Consolidated Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS RREEF Real Assets Fund

	Shares	Value ($)
Common Stocks 72.4%
Communication Services 0.9%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	97,790	3,620,696
China Tower Corp. Ltd. "H", 144A	4,008,000	1,054,245
		4,674,941
Consumer Staples 0.6%
Food Products
Archer-Daniels-Midland Co.	48,910	1,995,528
Ingredion, Inc.	13,100	1,080,619
		3,076,147
Energy 11.8%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	57,798	1,558,434
Cheniere Energy, Inc.*	69,446	4,753,579
Diamondback Energy, Inc.	24,370	2,655,599
Keyera Corp.	255,310	6,570,155
Koninklijke Vopak NV	53,720	2,477,324
LUKOIL PJSC (ADR)	9,130	767,103
Marathon Petroleum Corp.	34,013	1,900,646
ONEOK, Inc.	33,705	2,319,241
Pembina Pipeline Corp.	185,000	6,886,908
Rosneft Oil Co. PJSC (GDR) REG S	192,400	1,260,220
Royal Dutch Shell PLC "A"	132,420	4,326,923
Suncor Energy, Inc.	80,800	2,520,469
Targa Resources Corp.	105,500	4,141,930
TC Energy Corp.	206,597	10,241,898
Total SA	69,408	3,888,432
Williams Companies, Inc.	281,117	7,882,521
		64,151,382
Industrials 7.9%
Commercial Services & Supplies 1.3%
Republic Services, Inc.	34,806	3,015,592
Waste Connections, Inc.	39,744	3,798,731
		6,814,323
Construction & Engineering 1.0%
Ferrovial SA	218,376	5,590,278
Road & Rail 2.2%
CSX Corp.	54,500	4,216,665
East Japan Railway Co.	28,800	2,698,765
Union Pacific Corp.	28,148	4,760,108
		11,675,538
Transportation Infrastructure 3.4%
Atlas Arteria Ltd. (Units)	672,174	3,703,593
Auckland International Airport Ltd.	592,052	3,910,634
Corp. America Airports SA*	221,879	1,790,564
Getlink SE	106,646	1,708,000
Japan Airport Terminal Co., Ltd.	90,544	3,873,401
Transurban Group (Units) (a)	332,300	3,441,529
		18,427,721
Information Technology 0.7%
IT Services
InterXion Holding NV*	48,470	3,688,082
Materials 5.7%
Chemicals 3.3%
FMC Corp.	62,404	5,176,412
Nutrien Ltd.	77,900	4,167,000
OCI NV*	29,180	801,154
The Mosaic Co.	204,890	5,128,396
Yara International ASA	48,800	2,367,323
		17,640,285
Containers & Packaging 0.2%
DS Smith PLC	302,100	1,393,814
Metals & Mining 1.4%
Anglo American Platinum Ltd.	9,100	541,113
Antofagasta PLC	103,900	1,229,150
ArcelorMittal	41,576	746,193
Franco-Nevada Corp.	14,297	1,213,479
Novolipetsk Steel PJSC (GDR)	49,380	1,246,351
Rio Tinto Ltd.	21,490	1,568,103
South32 Ltd.	389,000	867,791
		7,412,180
Paper & Forest Products 0.8%
Mondi PLC	121,469	2,765,008
UPM-Kymmene Oyj	60,700	1,614,671
		4,379,679
Real Estate 29.0%
Equity Real Estate Investment Trusts (REITs) 25.3%
Activia Properties, Inc.	473	2,057,919
Agree Realty Corp.	23,037	1,475,520
American Campus Communities, Inc.	30,380	1,402,341
American Tower Corp.	90,838	18,571,829
Americold Realty Trust	159,166	5,160,162
Canadian Apartment Properties REIT	78,023	2,881,289
CapitaLand Commercial Trust	905,600	1,452,116
CoreSite Realty Corp.	38,717	4,459,037
Crown Castle International Corp.	143,374	18,688,801
CubeSmart	146,685	4,905,146
CyrusOne, Inc.	46,205	2,666,953
Equinix, Inc.	2,645	1,333,847
Equity LifeStyle Properties, Inc.	29,520	3,581,957
Equity Residential	36,131	2,743,065
Essential Properties Realty Trust, Inc.	69,519	1,393,161
Extra Space Storage, Inc.	60,102	6,376,822
Gecina SA (a)	11,887	1,780,003
Global One Real Estate Investment Corp.	935	1,164,422
Granite Real Estate Investment Trust	38,804	1,786,486
Great Portland Estates PLC	180,956	1,571,416
HCP, Inc.	85,609	2,737,776
InterRent Real Estate Investment Trust	174,100	1,834,661
Invitation Homes, Inc.	53,010	1,416,957
Japan Rental Housing Investments, Inc.	690	536,308
JBG SMITH Properties	56,103	2,207,092
Klepierre SA (a)	52,800	1,770,847
Link REIT	405,668	4,987,752
Mapletree Logistics Trust	2,740,850	3,220,788
Merlin Properties Socimi SA	171,373	2,379,081
MGM Growth Properties LLC "A"	32,840	1,006,546
Mid-America Apartment Communities, Inc.	25,507	3,003,704
Mirvac Group (a)	1,059,805	2,328,726
Mori Trust Sogo Reit, Inc.	678	1,101,562
Physicians Realty Trust	194,773	3,396,841
Rexford Industrial Realty, Inc.	51,911	2,095,647
Ryman Hospitality Properties, Inc.	21,637	1,754,544
Segro PLC	239,076	2,217,795
SmartCentres Real Estate Investment Trust (a)	131,900	3,344,965
STAG Industrial, Inc.	44,911	1,358,109
UNITE Group PLC	275,854	3,413,212
VEREIT, Inc.	183,200	1,650,632
Welltower, Inc.	46,160	3,763,425
		136,979,262
Real Estate Management & Development 3.7%
CapitaLand Ltd.	815,500	2,128,238
Castellum AB	104,683	2,003,999
Daibiru Corp.	113,000	1,053,189
Fabege AB	140,750	2,116,568
Hongkong Land Holdings Ltd.	427,750	2,756,112
Mitsubishi Estate Co., Ltd.	78,830	1,470,212
Sino Land Co., Ltd.	1,555,600	2,611,909
Swiss Prime Site AG (Registered)*	43,760	3,822,852
Vonovia SE	44,029	2,104,123
		20,067,202
Utilities 15.8%
Electric Utilities 1.7%
FirstEnergy Corp.	83,336	3,567,614
Orsted AS 144A	37,550	3,243,268
Terna Rete Elettrica Nazionale SpA	398,200	2,534,701
		9,345,583
Gas Utilities 3.4%
Atmos Energy Corp.	51,387	5,424,412
ENN Energy Holdings Ltd.	119,662	1,163,964
Hong Kong & China Gas Co., Ltd.	2,818,566	6,249,663
Tokyo Gas Co., Ltd.	228,508	5,384,154
		18,222,193
Multi-Utilities 7.5%
Ameren Corp.	116,209	8,728,458
CenterPoint Energy, Inc.	122,500	3,507,175
National Grid PLC	1,021,176	10,836,239
NiSource, Inc.	321,659	9,263,779
Sempra Energy	62,758	8,625,459
		40,961,110
Water Utilities 3.2%
American Water Works Co., Inc.	44,371	5,147,036
Severn Trent PLC	462,630	12,026,554
		17,173,590
Total Common Stocks (Cost $341,834,051)		391,673,310
Exchange-Traded Funds 0.5%
iShares Global Timber & Forestry ETF (Cost $3,174,071)	47,011	2,818,780
	Principal Amount ($)	Value ($)
Government & Agency Obligations 24.1%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	2,227,353	2,527,592
2.125%, 2/15/2040	3,788,694	4,847,488
2.375%, 1/15/2027	7,315,865	8,449,999
3.625%, 4/15/2028	5,418,439	6,954,179
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2021	3,508,050	3,475,436
0.125%, 1/15/2022	4,007,150	3,981,958
0.125%, 4/15/2022	4,822,510	4,784,687
0.125%, 1/15/2023	7,044,392	7,004,513
0.125%, 7/15/2024	9,534,987	9,518,348
0.25%, 1/15/2025	5,308,372	5,314,187
0.375%, 1/15/2027	5,265,436	5,301,394
0.375%, 7/15/2027	6,917,306	6,981,078
0.625%, 1/15/2026	8,791,115	9,002,190
U.S. Treasury Notes:
1.0%, 9/30/2019	23,775,000	23,707,204
1.0%, 11/15/2019	13,330,000	13,273,764
1.375%, 7/31/2019	11,889,300	11,880,667
1.375%, 2/29/2020	3,450,000	3,434,637
Total Government & Agency Obligations (Cost $128,606,420)		130,439,321
	Shares	Value ($)
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c) (Cost $11,765,433)	11,765,433	11,765,433
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $10,492,022)	10,492,022	10,492,022
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $495,871,997)	101.1	547,188,866
Other Assets and Liabilities, Net	(1.1)	(5,752,586)
Net Assets	100.0	541,436,280

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 3/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c)
16,289,940	—	4,524,507 (d)	—	—	7,957	—	11,765,433	11,765,433
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.40% (b)
6,362,443	73,954,553	69,824,974	—	—	48,839	—	10,492,022	10,492,022
22,652,383	73,954,553	74,349,481	—	—	56,796	—	22,257,455	22,257,455

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $11,191,742, which is 2.1% of net assets.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	7/31/2019	61	4,117,376	3,949,140	(168,236)
Copper Futures	USD	9/26/2019	102	6,848,382	6,919,425	71,043
Corn Futures	USD	9/13/2019	225	4,875,938	4,778,438	(97,500)
Cotton No. 2	USD	12/6/2019	61	2,049,634	2,015,440	(34,194)
Gasoline RBOB	USD	7/31/2019	21	1,505,786	1,672,801	167,015
Gold 100 oz. Futures	USD	8/28/2019	64	8,359,264	9,047,680	688,416
Lean Hogs Futures	USD	10/14/2019	85	2,902,904	2,408,900	(494,004)
Live Cattle Futures	USD	8/30/2019	115	4,916,119	4,800,100	(116,019)
LME Primary Aluminium Futures	USD	7/17/2019	57	2,642,914	2,539,706	(103,208)
LME Primary Aluminium Futures	USD	9/18/2019	54	2,383,266	2,430,338	47,072
LME Zinc Futures	USD	9/18/2019	30	1,847,537	1,875,751	28,214
Natural Gas Futures	USD	8/28/2019	177	4,353,163	4,039,140	(314,023)
NY Harbor ULSD Futures	USD	3/31/2020	13	996,987	1,056,346	59,359
Palladium Futures	USD	9/26/2019	13	1,707,596	1,998,880	291,284
Silver Futures	USD	9/26/2019	24	1,782,924	1,840,920	57,996
Soybean Futures	USD	9/13/2019	115	5,159,590	5,238,250	78,660
Soybean Meal Futures	USD	8/14/2019	56	1,811,842	1,765,680	(46,162)
Sugar Futures	USD	9/30/2019	109	1,591,107	1,540,650	(50,457)
WTI Crude Futures	USD	10/22/2019	72	4,030,355	4,191,840	161,485
Total net unrealized appreciation					64,109,425	226,741

At June 30, 2019, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	7/17/2019	57	2,488,503	2,539,706	(51,203)

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2019, the Fund held $62,258,617 in the Subsidiary, representing 11% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$4,674,941	$—	$4,674,941
Consumer Staples	3,076,147	—	—	3,076,147
Energy	53,458,703	10,692,679	—	64,151,382
Industrials	17,581,660	24,926,200	—	42,507,860
Information Technology	3,688,082	—	—	3,688,082
Materials	16,931,638	13,894,320	—	30,825,958
Real Estate	106,997,315	50,049,149	—	157,046,464
Utilities	44,263,933	41,438,543	—	85,702,476
Exchange-Traded Funds	2,818,780	—	—	2,818,780
Fixed Income Investments	—	130,439,321	—	130,439,321
Short-Term Investments (e)	22,257,455	—	—	22,257,455
Derivatives (f)
Futures Contracts	1,650,544	—	—	1,650,544
Total	$272,724,257	$276,115,153	$—	$548,839,410
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(1,475,006)	$—	$—	$(1,475,006)
Total	$(1,475,006)	$—	$—	$(1,475,006)

(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ 175,538